Subsequent Events (Details) - USD ($)				12 Months Ended
		Apr. 28, 2016	Jan. 26, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 29, 2016	Feb. 08, 2016	Jun. 19, 2015	Mar. 20, 2013
Subsequent Event [Line Items]
Cash distributions declared and paid relating to the period per unit	[1]			$ 0.25	$ 0.5675	$ 0.445
Subsequent Event
Subsequent Event [Line Items]
Cash distributions declared and paid relating to the period per unit		$ 0.25	$ 0.25
West Polaris Acquisition
Subsequent Event [Line Items]
Consideration transferred, sellers line of credit, threshold for operating day rate									$ 450,000
Consideration transferred, sellers line of credit, daily rate									653,000
West Polaris Acquisition | Subsequent Event
Subsequent Event [Line Items]
Consideration transferred, sellers line of credit, threshold for operating day rate							$ 490,000	$ 490,000
West Polaris Initial Earn-out | West Polaris Acquisition
Subsequent Event [Line Items]
Consideration transferred, sellers line of credit, threshold for operating day rate				$ 450,000					$ 450,000
$1450 facility | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity				1,450,000,000	$ 1,450,000,000					$ 1,450,000,000
$1450 facility | Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 1,450,000,000
$440 facility | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity				440,000,000	440,000,000
Secured Debt | $440 facility
Subsequent Event [Line Items]
Debt face amount				$ 440,000,000	$ 440,000,000

[1]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.